Investment In Unconsolidated Subsidiaries (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 28, 2012	Apr. 29, 2010
Investment in Unconsolidated Subsidiaries (Textual) [Abstract]
Gain on sale of investment in unconsolidated subsidiary			$ 36,882,000
Equity earnings from investment	2,456,000	1,871,000	9,383,000
Distributions from unconsolidated subsidiaries	5,501,000
BBAM Limited Partnership [Member]
Investment in Unconsolidated Subsidiaries (Textual) [Abstract]
Percentage of limited partnership interest					15.00%
Privately-held aircraft leasing and management business					8,750,000
Company sold its interest in BBAM LP, percentage				15.00%
Proceeds as a result of working capital adjustments				1,000,000
Company sold its interest in BBAM LP				49,500,000
Equity earnings from investment			7,800,000
Distributions from unconsolidated subsidiaries			6,000,000
Fly ZC Aircraft Holdings LP [Member]
Investment in Unconsolidated Subsidiaries (Textual) [Abstract]
Percentage of limited partnership interest	57.40%
Equity earnings from investment			1,600,000
Distributions from unconsolidated subsidiaries	$ 6,600,000	$ 0	$ 500,000
Summit [Member] | BBAM Limited Partnership [Member]
Investment in Unconsolidated Subsidiaries (Textual) [Abstract]
Percentage of limited partnership interest					85.00%
Summit [Member] | Fly ZC Aircraft Holdings LP [Member] | Summit [Member]
Investment in Unconsolidated Subsidiaries (Textual) [Abstract]
Noncontrolling interest ownership percentage	10.20%